Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 35,429	$ 54,917
Restricted cash – current (note 17)	1,916	2,153
Pool receivable from affiliates, net (note 14d)	15,330	56,549
Accounts receivable, including affiliate balances of $1.7 million (2018 - $2.1 million) (note 9)	51,451	17,365
Due from affiliates (note 14c)	1,240	39,663
Current portion of derivative assets (note 9)	1,229	2,905
Bunker and lube oil inventory (note 1)	63,441	23,179
Prepaid expenses	10,146	10,917
Other current assets	48,296	17,943
Total current assets	228,478	225,591
Restricted cash – long-term (note 17)	3,437	3,437
At cost, less accumulated depreciation of $531.0 million (2018 - $494.4 million) (note 6)	1,327,480	1,401,551
Vessels related to finance leases, at cost, less accumulated depreciation of $128.1 million (2018 - $111.3 million) (note 8)	529,286	482,010
Operating lease right-of-use assets (notes 2 and 8)	19,089	0
Total vessels and equipment	1,875,855	1,883,561
Investment in and advances to equity-accounted joint venture (note 5)	26,351	25,766
Derivative assets (note 9)	240	2,973
Other non-current assets	1,010	74
Intangible assets at cost, less accumulated amortization of $12.0 million (2018 - $10.9 million)	10,498	11,625
Goodwill	8,059	8,059
Total assets	2,153,928	2,161,086
Current
Accounts payable, including affiliate balances of $0.1 million (2018 - $0.6 million)	47,532	11,146
Accrued liabilities (notes 9 and 14c)	56,448	40,856
Short-term debt (note 7)	15,000	0
Due to affiliates (note 14c)	12,320	18,570
Current portion of derivative liabilities (note 9)	0	57
Current portion of long-term debt (note 6)	101,264	106,236
Current obligations related to finance leases (note 8)	24,397	20,896
Current portion of operating lease liabilities (note 2 and 8)	12,224	0
Other current liabilities	316	0
Total current liabilities	269,501	197,761
Long-term debt (note 6)	491,962	629,170
Long-term obligations related to finance leases (note 8)	402,539	354,393
Long-term operating lease liabilities (notes 2 and 8)	6,865	0
Other long-term liabilities (note 11)	37,166	32,829
Total liabilities	1,208,033	1,214,153
Equity
Common stock and additional paid-in capital (585.0 million shares authorized, 232.0 million Class A and 37.0 million Class B shares issued and outstanding as of June 30, 2019 and 585.0 million shares authorized, 231.6 million Class A and 37.0 million Class B shares issued and outstanding as of December 31, 2018) (note 13)	1,296,751	1,295,929
Accumulated deficit	(350,856)	(348,996)
Total equity	945,895	946,933
Total liabilities and equity	$ 2,153,928	$ 2,161,086